UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end:    December 31

Reporting Period: July 1, 2020 - June 30, 2021

Item 1. Proxy Voting Record

State Street Navigator Securities Lending Government Money Market Portfolio

State Street Navigator Securities Lending Government Money Market Portfolio (the “Government Money Market Portfolio”) did not hold any securities with respect to which the Government Money Market Portfolio was entitled to vote during the reporting period.

State Street Navigator Securities Lending Portfolio I

State Street Navigator Securities Lending Portfolio I (“Portfolio I”) did not hold any securities with respect to which Portfolio I was entitled to vote during the reporting period.

State Street Navigator Securities Lending Portfolio II

State Street Navigator Securities Lending Portfolio II (“Portfolio II”) did not hold any securities with respect to which Portfolio II was entitled to vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	August 27, 2021